Inventories	12 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories (in millions)

	September 30, 2012	October 2, 2011
Coffee:
Unroasted	$711.3	$431.3
Roasted	222.2	246.5
Other merchandise held for sale	181.6	150.8
Packaging and other supplies	126.4	137.2
Total	$1,241.5	$965.8

Other merchandise held for sale includes, among other items, serveware and tea. Inventory levels vary due to seasonality, commodity market supply and price fluctuations.
As of September 30, 2012, we had committed to purchasing green coffee totaling $557 million under fixed-price contracts and an estimated $297 million under price-to-be-fixed contracts. As of September 30, 2012, approximately $125 million of our price-to-be-fixed contracts were effectively fixed through the use of futures contracts. Until prices are fixed, we estimate the total cost of these purchase commitments. We believe, based on relationships established with our suppliers in the past, the risk of non-delivery on such purchase commitments is remote.